Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

December 31, 2019

ADESII-QTLY-0220
1.827902.114

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	613,206	$37,650,848
Entertainment - 1.9%
Activision Blizzard, Inc.	217,800	12,941,676
Electronic Arts, Inc. (a)	125,600	13,503,256
The Walt Disney Co.	77,800	11,252,214
Vivendi SA	927,300	26,856,735
		64,553,881
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	9,100	12,188,449
Class C (a)	9,383	12,545,259
		24,733,708
Media - 4.6%
Comcast Corp. Class A	2,780,000	125,016,600
Discovery Communications, Inc. Class A (a)(b)	157,200	5,146,728
Interpublic Group of Companies, Inc.	483,400	11,166,540
Omnicom Group, Inc.	26,800	2,171,336
Sinclair Broadcast Group, Inc. Class A	339,300	11,312,262
		154,813,466

TOTAL COMMUNICATION SERVICES		281,751,903

CONSUMER DISCRETIONARY - 3.5%
Distributors - 0.3%
LKQ Corp. (a)	265,600	9,481,920
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	197,300	722,118
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	145,900	19,897,842
Whirlpool Corp.	64,300	9,486,179
		29,384,021
Internet & Direct Marketing Retail - 1.2%
Ocado Group PLC (a)	91,300	1,546,771
The Booking Holdings, Inc. (a)	19,000	39,020,870
		40,567,641
Specialty Retail - 0.9%
Lowe's Companies, Inc.	210,800	25,245,408
TJX Companies, Inc.	71,400	4,359,684
		29,605,092
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	29,700	1,133,055
PVH Corp.	56,000	5,888,400
Tapestry, Inc.	37,000	997,890
		8,019,345

TOTAL CONSUMER DISCRETIONARY		117,780,137

CONSUMER STAPLES - 8.9%
Beverages - 1.0%
The Coca-Cola Co.	619,700	34,300,395
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	200,800	11,839,168
Walmart, Inc.	449,400	53,406,696
		65,245,864
Food Products - 0.3%
Nestle SA sponsored ADR	81,500	8,823,190
Household Products - 1.0%
Colgate-Palmolive Co.	9,800	674,632
Procter & Gamble Co.	192,905	24,093,835
Spectrum Brands Holdings, Inc.	115,800	7,444,782
		32,213,249
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	21,200	656,352
Unilever NV	59,900	3,437,704
		4,094,056
Tobacco - 4.6%
Altria Group, Inc.	2,415,500	120,557,605
British American Tobacco PLC sponsored ADR	575,200	24,422,992
Philip Morris International, Inc.	120,700	10,270,363
		155,250,960

TOTAL CONSUMER STAPLES		299,927,714

ENERGY - 8.6%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	65,000	2,613,000
Oil, Gas & Consumable Fuels - 8.5%
Cenovus Energy, Inc. (Canada)	4,715,427	47,933,184
EOG Resources, Inc.	11,500	963,240
Equinor ASA sponsored ADR	1,734,000	34,523,940
Exxon Mobil Corp.	2,170,600	151,464,468
Hess Corp.	584,100	39,023,721
Kosmos Energy Ltd.	1,976,620	11,266,734
Noble Energy, Inc.	77,100	1,915,164
		287,090,451

TOTAL ENERGY		289,703,451

FINANCIALS - 17.9%
Banks - 11.8%
Bank of America Corp.	3,056,715	107,657,502
BB&T Corp.	621,626	35,009,976
Citigroup, Inc.	200,504	16,018,265
First Hawaiian, Inc.	35,800	1,032,830
JPMorgan Chase & Co.	507,500	70,745,500
M&T Bank Corp.	32,100	5,448,975
PNC Financial Services Group, Inc.	253,916	40,532,611
U.S. Bancorp	419,742	24,886,503
Wells Fargo & Co.	1,787,550	96,170,190
		397,502,352
Capital Markets - 4.0%
Cboe Global Markets, Inc.	23,200	2,784,000
Charles Schwab Corp.	165,755	7,883,308
KKR & Co. LP	474,085	13,829,059
Morgan Stanley	278,700	14,247,144
Northern Trust Corp.	415,895	44,184,685
Raymond James Financial, Inc.	28,600	2,558,556
State Street Corp.	602,090	47,625,319
		133,112,071
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	70,900	1,163,632
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	59,400	13,454,100
Insurance - 0.4%
Chubb Ltd.	67,400	10,491,484
The Travelers Companies, Inc.	27,500	3,766,125
		14,257,609
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	606,761	8,597,803
Radian Group, Inc.	1,309,552	32,948,328
		41,546,131

TOTAL FINANCIALS		601,035,895

HEALTH CARE - 19.3%
Biotechnology - 2.9%
AbbVie, Inc.	171,700	15,202,318
Alexion Pharmaceuticals, Inc. (a)	212,100	22,938,615
Alnylam Pharmaceuticals, Inc. (a)	45,300	5,217,201
Amgen, Inc.	75,200	18,128,464
Gritstone Oncology, Inc. (a)	183,700	1,647,789
Heron Therapeutics, Inc. (a)	36,700	862,450
Insmed, Inc. (a)	257,300	6,144,324
Intercept Pharmaceuticals, Inc. (a)(b)	207,905	25,763,588
Myriad Genetics, Inc. (a)	31,200	849,576
United Therapeutics Corp. (a)	10,800	951,264
		97,705,589
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	37,300	10,144,481
Boston Scientific Corp. (a)	541,351	24,479,892
		34,624,373
Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	234,700	19,954,194
Cardinal Health, Inc.	475,200	24,035,616
Cigna Corp.	212,400	43,433,676
Covetrus, Inc. (a)(b)	142,520	1,881,264
CVS Health Corp.	886,900	65,887,801
McKesson Corp.	275,080	38,049,066
UnitedHealth Group, Inc.	140,300	41,245,394
		234,487,011
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	433,386
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	236,600	4,294,290
Pharmaceuticals - 8.2%
Bayer AG	650,478	52,881,680
Bristol-Myers Squibb Co.	1,383,100	88,781,189
GlaxoSmithKline PLC sponsored ADR	1,244,800	58,493,152
Johnson & Johnson	477,860	69,705,438
Sanofi SA sponsored ADR	34,600	1,736,920
TherapeuticsMD, Inc. (a)(b)	1,966,431	4,758,763
		276,357,142

TOTAL HEALTH CARE		647,901,791

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.3%
General Dynamics Corp.	54,400	9,593,440
Huntington Ingalls Industries, Inc.	28,700	7,200,256
The Boeing Co.	24,200	7,883,392
United Technologies Corp.	134,500	20,142,720
		44,819,808
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	38,479	3,009,058
FedEx Corp.	98,900	14,954,669
United Parcel Service, Inc. Class B	483,400	56,586,804
XPO Logistics, Inc. (a)	30,200	2,406,940
		76,957,471
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc. (b)	12,400	301,568
Stericycle, Inc. (a)	85,300	5,442,993
		5,744,561
Electrical Equipment - 0.5%
Acuity Brands, Inc.	63,500	8,763,000
Hubbell, Inc. Class B	51,518	7,615,391
Melrose Industries PLC	1	3
		16,378,394
Industrial Conglomerates - 6.4%
3M Co.	20,500	3,616,610
General Electric Co.	19,090,400	213,048,864
		216,665,474
Machinery - 0.8%
Flowserve Corp.	202,000	10,053,540
Fortive Corp.	47,300	3,613,247
Westinghouse Air Brake Co.	149,302	11,615,696
		25,282,483
Professional Services - 0.2%
IHS Markit Ltd. (a)	73,274	5,521,196
RELX PLC (London Stock Exchange)	94,600	2,387,728
		7,908,924
Road & Rail - 2.2%
J.B. Hunt Transport Services, Inc.	191,500	22,363,370
Knight-Swift Transportation Holdings, Inc. Class A	793,500	28,439,040
Lyft, Inc.	135,533	5,830,630
Union Pacific Corp.	86,400	15,620,256
		72,253,296

TOTAL INDUSTRIALS		466,010,411

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	125,000	5,995,000
IT Services - 2.2%
MasterCard, Inc. Class A	32,200	9,614,598
Paychex, Inc.	16,800	1,429,008
Unisys Corp. (a)	469,147	5,564,083
Visa, Inc. Class A	305,200	57,347,080
		73,954,769
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	32,300	3,838,532
Applied Materials, Inc.	137,800	8,411,312
Marvell Technology Group Ltd.	77,300	2,053,088
NVIDIA Corp.	7,400	1,741,220
Qualcomm, Inc.	844,590	74,518,176
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	40,900	2,376,290
		92,938,618
Software - 7.3%
Autodesk, Inc. (a)	60,700	11,136,022
Dynatrace, Inc.	78,900	1,996,170
Elastic NV (a)	37,100	2,385,530
Microsoft Corp.	1,123,500	177,175,950
Oracle Corp.	347,400	18,405,252
Parametric Technology Corp. (a)	24,600	1,842,294
SAP SE sponsored ADR	257,100	34,448,829
		247,390,047
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	286,500	84,130,725

TOTAL INFORMATION TECHNOLOGY		504,409,159

MATERIALS - 0.9%
Chemicals - 0.7%
Corteva, Inc.	125,033	3,695,975
International Flavors & Fragrances, Inc. (b)	16,100	2,077,222
Intrepid Potash, Inc. (a)	1,154,350	3,128,289
Nutrien Ltd.	265,020	12,688,224
		21,589,710
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	140,000	7,659,400

TOTAL MATERIALS		29,249,110

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	31,800	7,308,276
Equinix, Inc.	15,300	8,930,610
Simon Property Group, Inc.	16,300	2,428,048
		18,666,934
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp.	22,400	2,043,104
Southern Co.	37,200	2,369,640
		4,412,744
Multi-Utilities - 0.1%
Sempra Energy	12,600	1,908,648

TOTAL UTILITIES		6,321,392

TOTAL COMMON STOCKS
(Cost $2,497,030,071)		3,262,757,897

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	6,029,661	508,210
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	5,206,752	3,384,389
TOTAL OTHER
(Cost $7,816,362)		3,892,599

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.58% (f)	90,073,935	90,091,949
Fidelity Securities Lending Cash Central Fund 1.58% (f)(g)	38,593,556	38,597,416
TOTAL MONEY MARKET FUNDS
(Cost $128,687,976)		128,689,365
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,633,534,409)		3,395,339,861
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(35,536,583)
NET ASSETS - 100%		$3,359,803,278

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,892,599 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,609,610
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$5,206,752

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$396,673
Fidelity Securities Lending Cash Central Fund	138,286
Total	$534,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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